                              ING SERIES FUND, INC

                        Supplement Dated October 23, 2003
                            to ING Series Fund, Inc.
            Statement of Additional Information for Class A, Class B,
             Class C, Class I and Class R Shares Dated March 1, 2003
                            Dated September 30, 2003


      Effective April 26, 2003, the sub-advisory fee payable to ING Investments, LLC, investment adviser to the ING Technology Fund, was lowered from 0.50% of the Fund's average daily net assets to 0.35% of such assets. To reflect this change, the first sentence of the first full paragraph on page 79 of the SAI is deleted in its entirety and replaced with the following:

      Prior to April 26, 2003, the Investment Adviser paid AIC a monthly fee in arrears equal to 0.50% of ING Technology Fund's net assets. Effective April 26, 2003, the Investment Adviser pays AIC a monthly fee in arrears equal to 0.35% of ING Technology Fund's net assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.

                        Supplement Dated October 23, 2003
                            to ING Series Fund, Inc.
              Statement of Additional Information (SAI) for Class O
                            Dated September 30, 2003


      Effective April 26, 2003, the sub-advisory fee payable by ING Investments, LLC, investment adviser to the ING Technology Fund, was lowered from 0.50% of the Fund's average daily net assets to 0.35% of such assets. To reflect this change, the table found on page 53 of the SAI is deleted in its entirety and replaced with the following:

                                            Sub-Advisory Fee(1)               Assets
Technology                                       0.35%(2)

Index Plus LargeCap                               0.203%              On first $500 million
                                                  0.191%               On next $250 million
                                                  0.180%              On next $1.25 billion
                                                  0.169%                 Over $2 billion

Index Plus MidCap                                 0.203%              On first $500 million
                                                  0.191%               On next $250 million
                                                  0.180%              On next $1.25 billion
                                                  0.169%                 Over $2 billion

Index Plus SmallCap                               0.203%              On first $500 million
                                                  0.191%               On next $250 million
                                                  0.180%              On next $1.25 billion
                                                  0.169%                 Over $2 billion

(1)   As a percentage of net assets

(2)   Prior to April 26, 2003, the sub-advisory fee was 0.50%.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE